Cover	Mar. 30, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2022
Entity File Number	001-40368
Entity Registrant Name	TRADEUP GLOBAL CORPORATION
Entity Central Index Key	0001847075
Entity Tax Identification Number	98-1584130
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(732)
Local Phone Number	910-9692
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Ordinary Shares and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Ordinary Shares and one-half of one redeemable warrant
Trading Symbol	TUGCU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	TUGC
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A Ordinary Shares, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A Ordinary Shares, each at an exercise price of $11.50 per share
Trading Symbol	TUGCW
Security Exchange Name	NASDAQ